Geographical Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Revenue	$ 8,577,721	$ 9,541,999	$ 45,498,526	$ 42,818,541
Cost of revenue	6,572,745	7,385,155	35,948,380	34,778,307
Selling, general and administrative expenses	2,011,029	1,990,710	8,839,428	10,722,321
Depreciation and amortization	117,351	186,658	590,922	1,456,130
Impairment loss on intangible assets related to intellectual property licenses			0	688,138
Loss On Facility Sublease			233,015	0
(Gain) loss on sale of fixed assets	0	(6,879)	(476,904)	315
Income (loss) from operations	(123,404)	(13,645)	363,685	(6,652,693)
Current assets	7,496,357		7,683,723	10,401,691
Property and Equipment, net	761,319		831,231	1,294,517
Intangible Assets, net	103,889		123,482	65,510
Other non-current assets	220,523		286,073	244,202
Total assets	8,582,088		8,924,509	12,005,920
Current liabilities	7,999,106		8,106,225	11,573,859
Long term liabilities	355,609		504,104	866,625
Equity	227,373		314,180	(434,564)	5,821,942
Total liabilities and equity	8,582,088		8,924,509	12,005,920
North American Operations [Member]
Revenue	6,617,430		35,197,927	31,073,984
Cost of revenue	5,419,727		29,808,254	27,677,462
Selling, general and administrative expenses	1,239,313		4,913,365	5,722,829
Depreciation and amortization	47,551		235,860	364,547
Impairment loss related to the acquisition			0	223,385
Impairment loss on intangible assets related to intellectual property licenses			0	688,138
Loss On Facility Sublease			233,015	0
(Gain) loss on sale of fixed assets			(20,980)	315
Income (loss) from operations	(89,161)		28,413	(3,602,692)
Current assets	5,580,774		5,536,474	7,765,813
Property and Equipment, net	165,649		189,596	300,831
Intangible Assets, net	103,889		123,482	65,510
Other non-current assets	9,691		9,712	27,155
Total assets	5,860,003		5,859,264	8,159,309
Current liabilities	4,741,399		4,732,746	7,468,482
Long term liabilities	0		0	0
Equity	1,118,604		1,126,518	690,827
Total liabilities and equity	5,860,003		5,859,264	8,159,309
TAAG [Member]
Revenue	1,960,291		10,300,599	11,744,557
Cost of revenue	1,153,018		6,140,126	7,100,845
Selling, general and administrative expenses	771,716		3,926,063	4,999,492
Depreciation and amortization	69,800		355,062	1,091,583
Impairment loss related to the acquisition			0	1,602,638
Impairment loss on intangible assets related to intellectual property licenses			0	0
Loss On Facility Sublease			0	0
(Gain) loss on sale of fixed assets			(455,924)	0
Income (loss) from operations	(34,243)		335,272	(3,050,001)
Current assets	1,915,583		2,147,249	2,635,878
Property and Equipment, net	595,670		641,635	993,686
Intangible Assets, net	0		0	0
Other non-current assets	210,832		276,361	217,047
Total assets	2,722,085		3,065,245	3,846,611
Current liabilities	3,257,707		3,373,479	4,105,377
Long term liabilities	355,609		504,104	866,625
Equity	(891,231)		(812,338)	(1,125,391)
Total liabilities and equity	$ 2,722,085		$ 3,065,245	$ 3,846,611